PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 4: -	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2023	2022

Government authorities	$997	$1,290
Prepaid expenses	1,500	1,333
Deferred contract costs	3,130	-
Other receivables	147	613

	$5,774	$3,236